Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021, and 2020 are as follows:

	Years ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$59,916	$54,018
Research and development credit carryforwards	13,675	12,003
Scientific research and experimental development deductions	23,071	20,137
Depreciation and amortization	5,634	5,256
Convertible notes	(4)	1,156
Deferred revenue	165	401
Other accruals and reserves	730	440

Total deferred tax assets	103,187	93,411
Valuation Allowance	(97,143)	(89,139)

Total deferred tax assets, net	$6,044	$4,272
Deferred tax liabilities:
Marketable securities	(315)	—
Loans payable	(5,729)	(4,272)

Total deferred tax liabilities	(6,044)	(4,272)

Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A summary reconciliation of the effective tax rate calculated at the combined Canadian federal and provincial statutory corporate tax rate is as follows:

	Years ended December 31,
	2021	2020
Federal and provincial statutory tax rate	27%	27%
Foreign losses taxed at different rates	0%	1%
Research and development credits	0%	(3)%
Permanent differences	(2)%	18%
Other	1%	7%
Change in valuation allowance	(26)%	(50)%

Effective tax rate	0%	0%

Summary of domestic and foreign components of loss before income taxes
The following table presents domestic and foreign components of loss before income taxes for the years ended December 31, 2021, and 2020 (in thousands):

	Years ended December 31,
	2021	2020
Domestic	$(27,205)	$(7,784)
International	(4,340)	(2,235)

Net loss before income taxes	$(31,545)	$(10,019)

DPCM Capital, Inc [Member]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s net deferred tax assets (liability) at December 31, 2021 and 2020 are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets (liability)
Net operating loss carryforward	$25,292	$72,074
Startup/Organizational Expenses	816,763	—
Unrealized gain on marketable securities	(889)	(12,280)

Total deferred tax assets	841,166	59,794
Valuation Allowance	(841,166)	(59,794)

Deferred tax assets (liability), net	$—	$—

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision for the year ended December 31, 2021 and for the period March 24, 2020 through December 31, 2020 consists of the following:

	December 31,	December 31,
	2021	2020
Federal
Current	$10,424	$—
Deferred	(682,641)	(59,794)
State and Local
Current	—	—
Deferred	(98,731)	—
Change in valuation allowance	781,372	59,794

Income tax provision	$10,424	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2021 and for the period March 24, 2020 through December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	2.79%	0.0%
Change in fair value of warrants	(27.38)%	(20.5)%
Transaction costs allocable to warrants	0.00%	(0.3)%
Business combination expense	0.46%	0.0%
True ups	0.04%	0.0%
Valuation allowance	3.13%	(0.2)%

Income tax provision	0.04%	0.0%